SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 75,559	$ 83,054	$ 67,270	$ 91,041
Restricted cash	5,544	5,104	5,000	5,000
Total Cash and cash equivalents, and Restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 81,103	$ 88,158	$ 72,270	$ 96,041